Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Reconciliation of the carrying amount of asset retirement obligations
A reconciliation of the carrying amount of asset retirement obligations at December 31, 2017 and 2016 is set out below:

Asset Retirement Obligations
($ millions)	2017	2016
Beginning of year	2,791	2,984
Additions	47	16
Liabilities settled	(136)	(87)
Liabilities disposed	(420)	(452)
Change in discount rate	143	205
Change in estimates	(2)	25
Exchange adjustment	(9)	(26)
Accretion (note 21)	112	126
End of year	2,526	2,791
Expected to be incurred within 1 year	274	218
Expected to be incurred beyond 1 year	2,252	2,573